Subsequent events	12 Months Ended
Mar. 31, 2014
Subsequent events

22.    Subsequent events:

On April 25, 2014, the board of directors of NTT DOCOMO resolved that NTT DOCOMO may repurchase up to 320 million shares of its outstanding common stock for an amount in total not exceeding 500 billion yen during the period from April 26, 2014 through March 31, 2015.

For information on NTT DOCOMO’s resolution to exercise its option for the sale of its stake in TTSL, see note 6.

For information on NTT’s resolution with respect to stock repurchases, see note 13.